Basic and diluted net income per share	12 Months Ended
Dec. 31, 2020
Basic and diluted net income per share
Basic and diluted net income per share

27.  Basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Numerator:
Net income (loss) from continuing operations attributable to common shareholders of JOYY Inc.	614,630	(582,608)	(171,237)
Numerator for diluted income (loss) per share from continuing operations	614,630	(582,608)	(171,237)
Net income from discontinued operations attributable to common shareholders of JOYY Inc.	1,027,328	3,961,938	9,780,143
Incremental dilution from Huya(1)	—	(14,004)	(4,531)
Numerator for diluted income per share from discontinued operations	1,641,958	3,365,326	9,604,375

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,280,847,795	1,544,396,920	1,600,199,759
Dilutive effect of share options	94,254	—	—
Dilutive effect of restricted share units	12,966,689	—	—
Denominator for diluted calculation	1,293,908,738	1,544,396,920	1,600,199,759

Basic net income (loss) per Class A and Class B common share	1.28	2.19	6.00
Continuing operations	0.48	(0.38)	(0.11)
Discontinued operations	0.80	2.57	6.11
Diluted net income (loss) per Class A and Class B common share	1.27	2.18	6.00
Continuing operations	0.48	(0.38)	(0.11)
Discontinued operations	0.79	2.56	6.11

Basic net income (loss) per ADS*	25.64	43.77	120.10
Continuing operations	9.60	(7.54)	(2.14)
Discontinued operations	16.04	51.31	122.24
Diluted net income (loss) per ADS*	25.38	43.59	120.04
Continuing operations	9.50	(7.54)	(2.14)
Discontinued operations	15.88	51.13	122.18

*    Each ADS represents 20 common shares.

(1)  In calculation of diluted net income per share, assuming a dilutive effect, all of Huya’s existing unvested restricted share units and unexercised share options are treated as vested and exercised by Huya under the treasury stock method, causing the decrease percentage of the weighted average number of shares held by the Company in Huya. As a result, Huya’s net income (loss) attributable to the Company on a diluted basis decreased accordingly, which is presented as “incremental dilution from Huya” in the table.

For the years ended December 31, 2018, 2019 and 2020, the following shares outstanding were excluded from the calculation of diluted net (loss) income per share, as their inclusion would have been anti-dilutive for the periods prescribed but which could potentially dilute EPS in the future.

	For the year ended December 31,
	2018	2019	2020

Shares issuable upon exercise of share options	—	10,307,400	10,307,400
Shares issuable upon exercise of restricted share units	—	27,113,132	72,652,890
Shares issuable upon exercise of restricted share	—	38,204,251	26,420,365
Shares issuable upon conversion of convertible bonds	180,668	208,542,000	210,568,000